Morrison Warren Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606 T 312.845.3484 warren@chapman.com

September 30, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:Roundhill ETF Trust
(Registration Nos. 333-273052 and 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 185 and under the Investment Company Act of 1940, as amended, and Amendment No. 187 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to the Roundhill APP WeeklyPay™ ETF (formerly Roundhill XOM WeeklyPay™ ETF), Roundhill ORCL WeeklyPay™ ETF (formerly Roundhill TSM WeeklyPay™ ETF), Roundhill UNH WeeklyPay™ ETF (formerly Roundhill ASML WeeklyPay™ ETF) and Roundhill WMT WeeklyPay™ ETF (formerly Roundhill LMT WeeklyPay™ ETF), each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren

Enclosures